Financial Instruments with Off-Balance Sheet Risk and Concentration of Risk	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Financial Instruments with Off-Balance Sheet Risk and Concentration of Risk
Financial Instruments with Off-Balance Sheet Risk and Concentration of Risk
Title
 In the normal course of business we and certain of our subsidiaries enter into off-balance sheet credit arrangements associated with certain aspects of the title insurance business and other activities.
We generate a significant amount of title insurance premiums in California, Texas, Florida and New York. Title insurance premiums as a percentage of the total title insurance premiums written from those four states are detailed as follows:

	2017	2016	2015
California	14.5%	14.6%	15.1%
Texas	14.2%	14.2%	14.4%
Florida	8.0%	7.7%	8.1%
New York	6.3%	7.1%	8.1%

Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash equivalents, short-term investments, and trade receivables.
We place cash equivalents and short-term investments with high credit quality financial institutions and, by policy, limit the amount of credit exposure with any one financial institution. Investments in commercial paper of industrial firms and financial institutions are rated investment grade by nationally recognized rating agencies.
Concentrations of credit risk with respect to trade receivables are limited because a large number of geographically diverse customers make up our customer base, thus spreading the trade receivables credit risk. We control credit risk through monitoring procedures.